Related Party Transactions	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering and formation costs in consideration for 7,187,500 Founder Shares. On March 5, 2021, the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. Up to 1,125,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. On October 29, 2021, as a result of the partial exercise of the over-allotment option, the Sponsor forfeited 381,250 of these Founder Shares and the remaining Founder Shares are no longer subject to forfeiture.

The Sponsor and the Company’s officers and directors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of the Initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the Initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Initial Business Combination or (2) if the Company consummates a transaction after the Initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

In addition, subject to each Anchor Investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO, the Sponsor sold membership interests reflecting an allocation of an aggregate of 1,625,000 Founder Shares to the Anchor Investors collectively. The Company estimated the aggregate fair value of these Founder Shares attributable to Anchor Investors to be approximately $9.68 million, or $5.96 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Upon the completion of the IPO, offering costs allocated (1) to the Public Shares not subject to possible redemption and the Public Warrants were charged to additional paid-in capital; (2) to the Public Shares subject to redemption were charged to temporary equity; and (3) to the over-allotment liability were charged to expense.

At the Closing of the Proposed Business Combination, New Intuitive Machines will enter into a lock-up agreement superseding the lock-up imposed at IPO, pursuant to which the Sponsor and its permitted assigns will agree not to, without the prior written consent of the New Intuitive Machines board of directors, prior to the date that is six months after the date of the Closing, (i) sell, pledge, grant any option to purchase or otherwise dispose of (a) any shares of New Intuitive Machines Class A Common Stock the Sponsor received upon conversion of its Founder Shares in connection with the Domestication (the “Sponsor Lock-Up Shares”), (ii) enter into any swap or other transfer arrangement in respect of the Sponsor Lock-Up Shares or (iii) take any other similar actions (the actions specified in the foregoing clauses (i) through (iii), collectively, “Transfer”). The Sponsor also will agree to not Transfer any New Intuitive Machines Warrants received upon conversion of its Private Placement Warrants in connection with the Domestication (or the shares of New Intuitive Machines Class A Common Stock issuable upon exercise of such warrants), prior to the date that is 30 days after the date of the Closing. The lock-up agreement will provides for certain permitted transfers, including but not limited to, transfers to certain affiliates or family members, transfers of shares acquired on the open market after the consummation of the Proposed Business Combination, subject to certain conditions, or the exercise of certain stock options and warrants.

Redemption Waiver Agreement

In September 2021, the Company entered into a redemption waiver agreement with one of its Anchor Investors, Kingstown 1740, whereby Kingstown 1740 agreed to waive its redemption rights on the Non-Redemption Shares, which are 1,386,989 Class A ordinary shares, and these ordinary shares are classified as shareholders’ equity. No consideration was provided to Kingstown 1740 Fund, LP for the waiver.

Promissory Note — Related Party

On February 2, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans were non-interest bearing, unsecured and were due at the earlier of December 31, 2021 or the closing of the IPO. As of September 24, 2021, the Company had borrowed $188,805 under the promissory note, which was fully repaid by September 30, 2021. On September 30, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $250,000, and no amounts have been drawn upon this loan commitment. On March 8, 2022, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $500,000, and no amounts have been drawn upon this loan commitment.

Working Capital Loans

On August 4, 2022, the Sponsor agreed to loan the Company up to $1,000,000 to be used for ongoing expenses reasonably related to the business of the Company and the consummation of an Initial Business Combination pursuant to the Working Capital Note. The Working Capital Note is non-interest bearing and all unpaid principal under the Working Capital Note shall be due and payable in full on the Maturity Date, unless accelerated upon the occurrence of an event of default as set forth in the Working Capital Note. The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. On September 30, 2022, the Company drew $125,000 on the Working Capital Note. The conversion feature was analyzed under ASC 470-20, “Debt with Conversion or Other Options”, and the Working Capital Note did not include any premium or discounts. The conversion option did not include elements that would require bifurcation under ASC 815-40, “Derivatives and Hedging.”

In addition to the Working Capital Note, in order to finance transaction costs in connection with an Initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but, except as set forth above, are not obligated to, make Working Capital Loans to the Company as may be required on a non-interest basis. Up to an aggregate of $1,500,000 outstanding under the Working Capital Loans may be convertible into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant at the option of the lender, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans, unless they are converted into warrants. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans.

At September 30, 2022 and December 31, 2021, $125,000 and $0, respectively, were outstanding under Working Capital Loans.

Administrative Service Fee

On September 21, 2021, the Company entered into an Administrative Services Agreement with Kingstown Capital Management L.P., an affiliate of the Sponsor, pursuant to which it pays a total of $15,000 per month for office space, utilities, secretarial and administrative support services provided to members of the Company’s management team. Upon completion of an Initial Business Combination or a liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2022, the Company recorded $45,000 and $135,000 of administrative service fees under the agreement, respectively. For the three months ended September 30, 2021, and for the period from January 27, 2021 (inception) through September 30, 2021, the Company recorded $4,500 for these services. As of September 30, 2022 and December 31, 2021, $60,000 and $4,500 was due under the agreement which is included in due to related party on the Company’s unaudited condensed Balance Sheets, respectively.

Professional Service Agreement

The Company reimburses its Sponsor for services provided by one of the Sponsor’s employees who serve as the Company’s Chief of Staff (“COS”). The COS receives $12,500 per month for services rendered, commencing September 25, 2021, through the closing of an Initial Business Combination. For the three and nine months ended September 30, 2022, the Company recorded $37,500 and $112,500 of compensation for services provided, respectively. For the three months ended September 30, 2021, and for the period from January 27, 2021 (inception) through September 30, 2021, the Company did not incur fees for these services. As of September 30, 2022 and December 31, 2021, there was $50,000 and $0 due to the COS which is included in due to related party on the Company’s unaudited condensed Balance Sheets, respectively.

Forward Purchase Agreement

On September 21, 2021, the Company entered into a forward purchase agreement (“FPA”) pursuant to which certain affiliates of the Sponsor (“Kingstown”) agreed to purchase up to 5,000,000 forward purchase Class A ordinary shares (“Forward Purchase Shares”), for $10.00 per share, or an aggregate amount of up to $50,000,000, in a private placement that will close concurrently with the closing of an Initial Business Combination, subject to approval by the Kingstown investment committee. The proceeds from the sale of these Forward Purchase Shares, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of Public Shares) and any other equity or debt financing obtained by the Company in connection with an Initial Business Combination, will be used to satisfy the cash requirements of an Initial Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Initial Business Combination company for working capital or other purposes. To the extent that the amounts available from the Trust Account and other financing are sufficient for such cash requirements, Kingstown may purchase less than 5,000,000 Forward Purchase Shares. In addition, Kingstown’s commitment under the FPA will be subject to approval of its investment committee prior to the closing of an Initial Business Combination. Accordingly, if Kingstown’s investment committee does not give its approval, Kingstown will not be obligated to purchase the Forward Purchase Shares. Further, the Company has the right, in its sole discretion, to reduce the amount of Forward Purchase Shares that Kingstown may purchase pursuant to the FPA. Pursuant to the terms of the FPA, Kingstown will have the option to assign its commitment to one of its affiliates. The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Public Offering, except that they will be subject to transfer restrictions and registration rights.

The Company evaluated the FPA under ASC 480 and ASC 815-40 to determine the appropriate accounting treatment. The FPA does not meet the criteria to be classified as a liability under ASC 480. In addition, there is no net cash settlement feature and settlement will be in gross physical delivery of Class A ordinary shares; therefore, the FPA should be classified as equity. However, as the issuance of Forward Purchase Shares is contingent on several factors, including the consummation of an Initial, approval by the Kingstown board of directors, and the Company’s discretion, the Company will record the FPA when it becomes probable that the triggering events will occur.

Note 5 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, or approximately $0.003 per share, to cover certain offering and formation costs in consideration for 7,187,500 Class B ordinary shares, par value $0.0001 (the “Founder Shares”). On March 5, 2021, the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares. Up to 1,125,000 Founder Shares were subject to forfeiture by the Sponsor depending on the extent to which the underwriters’ over-allotment option was exercised. On October 29, 2021, as a result of the partial exercise of the over-allotment option, the Sponsor forfeited 381,250 of these Founder Shares and the remaining Founder Shares are no longer subject to forfeiture (see Note 8).

The Sponsor and the Company’s officers and directors have agreed not to transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) one year after the completion of the initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock-up.

In addition, subject to each Anchor Investor purchasing 100% of the Units allocated to it, in connection with the closing of the IPO, the Sponsor sold membership interests reflecting an allocation of an aggregate of 1,625,000 Founder Shares to the Anchor Investors collectively. The Company estimated the aggregate fair value of these Founder Shares attributable to Anchor Investors to be approximately $9.68 million, or $5.96 per share. The excess of the fair value of the Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Upon the completion of the IPO, offering costs allocated (1) to the Public Shares not subject to possible redemption and the Public Warrants were charged to additional paid-in capital; (2) to the Public Shares subject to redemption were charged to temporary equity; and (3) to the over-allotment liability were charged to expense.

Redemption Waiver Agreement

In September 2021, the Company entered into a redemption waiver agreement with one of its anchor investors, Kingstown 1740 Fund, LP, whereby Kingstown 1740 Fund, LP agreed to waive its redemption rights on 1,386,989 Class A ordinary shares (the “Non-Redemption Shares”) it held, and these ordinary shares are classified as shareholders’ equity. No consideration was provided to Kingstown 1740 Fund, LP for the waiver.

Promissory Note — Related Party

On February 2, 2021, the Sponsor agreed to loan the Company up to $300,000 to be used for a portion of the expenses of the IPO. These loans are non-interest bearing, unsecured and are due at the earlier of December 31, 2021 or the closing of the IPO. As of September 24, 2021, the Company had borrowed $188,805 under the promissory note, which was fully repaid by September 30, 2021. On September 30, 2021, the Sponsor agreed to provide the Company with loans in such amounts as may be required by the Company to fund the Company’s working capital requirements up to an aggregate of $250,000, and no amounts have been drawn upon this loan commitment.

Working Capital Loans

In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”) on a non-interest basis. If the Company completes the initial Business Combination, the Company would repay the working capital loans. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the working capital loans but no proceeds from the Trust Account would be used to repay the working capital loans. Up to $1,500,000 of such working capital loans may be convertible into Private Placement Warrants of the post business combination entity at a price of $1.00 per Private Placement Warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. At December 31, 2021, no such working capital loans were outstanding.

Administrative Service Fee

On September 21, 2021, the Company entered into an Administrative Services Agreement with Kingstown Capital Management L.P., an affiliate of the Sponsor, pursuant to which it will also pay a total of $15,000 per month for office space, utilities, secretarial and administrative support services provided to members of the Company’s management team. Upon completion of the initial Business Combination or a liquidation, the Company will cease paying these monthly fees. For the period from January 27, 2021 (date of inception) through December 31, 2021, the Company recorded $48,000 of administrative service fees under the agreement, none of which was due or payable as of December 31, 2021.

Professional Service Agreement

The Company reimburses its Sponsor for services provided by one of the Sponsor’s employees who serve as the Company’s Chief of Staff (“COS”). The COS receives $12,500 per month for services rendered, commencing September 25, 2021, through the closing of our initial business combination. For the period from January 27, 2021 (date of inception) through December 31, 2021, the Company recorded $40,000 of compensation for services provided. As of December 31, 2021, there was no balance due to the COS.

Forward Purchase Agreement

On September 21, 2021, the Company entered into a forward purchase agreement (“FPA”) pursuant to which certain affiliates of the Sponsor (“Kingstown”) agreed to purchase up to 5,000,000 forward purchase Class A ordinary shares (“Forward Purchase Shares”), for $10.00 per share, or an aggregate amount of up to $50,000,000, in a private placement that will close concurrently with the closing of the Company’s initial Business Combination, subject to approval by the Kingstown investment committee. The proceeds from the sale of these Forward Purchase Shares, together with the amounts available to the Company from the Trust Account (after giving effect to any redemptions of Public Shares) and any other equity or debt financing obtained by the Company in connection with the Business Combination, will be used to satisfy the cash requirements of the Business Combination, including funding the purchase price and paying expenses and retaining specified amounts to be used by the post-Business Combination company for working capital or other purposes. To the extent that the amounts available from the Trust Account and other financing are sufficient for such cash requirements, Kingstown may purchase less than 5,000,000 Forward Purchase Shares. In addition, Kingstown’s commitment under the FPA will be subject to approval of its investment committee prior to the closing of the Company’s initial Business Combination. Accordingly, if Kingstown’s investment committee does not give its approval, Kingstown will not be obligated to purchase the Forward Purchase Shares. Further, the Company has the right, in its sole discretion, to reduce the amount of Forward Purchase Shares that Kingstown may purchase pursuant to the FPA. Pursuant to the terms of the FPA, Kingstown will have the option to assign its commitment to one of its affiliates and up to $5,000,000 to members of the Company’s management team or Board of Directors. The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the IPO, except that they will be subject to transfer restrictions and registration rights.

The Company evaluated the FPA under ASC 480 and ASC 815-40 to determine the appropriate accounting treatment. The FPA does not meet the criteria to be classified as a liability under ASC 480. In addition, there is no net cash settlement feature and settlement will be in gross physical delivery of Class A ordinary shares; therefore, the FPA should be classified as equity. However, as the issuance of Forward Purchase Shares is contingent on several factors, including the consummation of the Initial Business Combination, approval by the Kingstown board of directors, and the Company’s discretion, the Company will record the FPA when it becomes probable that the triggering events will occur.